Income Taxes - Schedule of reconciliation of company's effective income tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Statutory tax rate	21.00%	19.00%	19.00%
Tax benefit at statutory tax rate	$ 60	$ 124	$ 144
Changes in taxes resulting from:
Impact of Up-C structure	(4)
Permanent differences	(12)	(14)	(1)
Local and state taxes	7	2	2
Change in valuation allowance	(11)	(17)	(17)
Change in enacted tax rates		35
Rate differential in the United Kingdom	6	24
Foreign tax rate differential	1	14	13
Return to provision adjustment	13	11	(5)
Tax settlement and uncertain tax positions	3	6	(5)
Other	(2)	1	14
Benefit from income taxes	$ 61	$ 186	$ 145
Effective tax rate	21.26%	28.39%	19.13%
U.S.
Income Taxes
Statutory tax rate	21.00%
U.K
Income Taxes
Statutory tax rate		19.00%	19.00%